Pension and other post-retirement benefits (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total pension costs (CHF million)
Total pension costs		360	240	241
Fair value of plan assets (CHF million)
Beginning of the measurement period		16,190
End of the measurement period	16,190	17,233	16,190
Funded status recognized (CHF million)
Funded status of the plan - overfunded/(underfunded)	603	16	603
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(3,751)	(3,801)	(3,751)
Prior service credit/(cost)	362	610	362
Total	(3,389)	(3,191)	(3,389)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Tax		1	(172)	(82)
Actuarial gains/(losses), Net		(351)	(758)
Prior service credit/(cost), Net		319	383
Amortization of actuarial losses/ (gains), Net		169	105
Amortization of prior service cost/(credit), Net		(42)	12
Immediate recognition due to curtailment/settlement, Net		103	38
Total amounts recognized in other comprehensive income, Net		198	(220)
Defined benefit pension plans
Contributions disclosures
Contribution to be made by the entity in next fiscal year		463
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(3,696)	(3,748)	(3,696)
Prior service credit/(cost)	358	607	358
Total	(3,338)	(3,141)	(3,338)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross		(437)	(965)
Actuarial gains/(losses), Tax		92	216
Actuarial gains/(losses), Net		(345)	(749)
Prior service credit/(cost), Gross		402	485
Prior service credit/(cost), Tax		(83)	(102)
Prior service credit/(cost), Net		319	383
Amortization of actuarial losses/(gains), Gross		218	135
Amortization of actuarial losses/(gains), Tax		(57)	(35)
Amortization of actuarial losses/ (gains), Net		161	100
Amortization of prior service cost/(credit), Gross		(53)	17
Amortization of prior service cost/(credit), Tax		12	(4)
Amortization of prior service cost/(credit), Net		(41)	13
Immediate recognition due to curtailment/settlement, Gross		131	49
Immediate recognition due to curtailment/settlement, Tax		(28)	(11)
Immediate recognition due to curtailment/settlement, Net		103	38
Total amounts recognized in other comprehensive income, Gross		261	(279)
Total amounts recognized in other comprehensive income, Tax		(64)	64
Total amounts recognized in other comprehensive income, Net		197	(215)
Amounts in AOCI, net of tax, expected to be amortized in the next fiscal year
Amortization of actuarial losses/(gains)		251
Amortization of prior service cost/(credit)		(76)
Total		175
Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Employees participating in defined benefit plans (as a percent)		80.00%	81.00%
Value of plan assets (as a percent)		83.00%	84.00%
Pension benefit obligation (as a percent)		83.00%	83.00%
Total pension costs (CHF million)
Service costs on benefit obligation		347	319	269
Interest costs on benefit obligation		378	416	453
Expected return on plan assets		(617)	(668)	(637)
Amortization of recognized prior service cost/(credit)		(52)	17	17
Amortization of recognized actuarial losses/(gains)		144	84	86
Net periodic pension costs		200	168	188
Settlement losses/(gains)		90	0	1
Curtailment losses/(gains)		(35)	1	0
Special termination benefits		19	10	2
Total pension costs		274	179	191
PBO (CHF million)
Beginning of the measurement period		13,944	13,813
Plan participant contributions		231	240
Service costs		347	319	269
Interest costs		378	416	453
Plan amendments		(402)	(483)
Settlements		(335)	0
Curtailments		(64)	(51)
Special termination benefits		19	10
Actuarial losses/(gains)		855	302
Plans removed		0	0
Benefit payments		(677)	(622)
Exchange rate losses/(gains)		0	0
End of the measurement period	13,944	14,296	13,944	13,813
Fair value of plan assets (CHF million)
Beginning of the measurement period		13,604	13,428
Actual return on plan assets		1,035	(121)
Employer contributions		482	679
Plan participant contributions		231	240
Settlements		(335)	0
Benefit payments		(677)	(622)
Exchange rate gains/(losses)		0	0
End of the measurement period	13,604	14,340	13,604	13,428
Funded status recognized (CHF million)
Funded status of the plan - overfunded/(underfunded)	(340)	44	(340)
Total funded status recognized in the consolidated balance sheet at December 31	(340)	44	(340)
Total amount recognized (CHF million)
Noncurrent assets	0	45	0
Current liabilities	0	0	0
Noncurrent liabilities	(340)	(1)	(340)
Total amount recognized in the consolidated balance sheet at December 31	(340)	44	(340)
ABO (CHF million)
End of the measurement period	13,467	13,821	13,467
Contributions disclosures
Special contribution made by the Group	203
Net benefit pension cost (%)
Discount rate (as a percent)		2.80%	3.10%	3.50%
Salary increases (as a percent)		1.40%	2.00%	2.60%
Expected long-term rate of return on plan assets (as a percent)		4.30%	4.80%	4.80%
Benefit obligation (%)
Discount rate (as a percent)	2.80%	2.20%	2.80%	3.10%
Salary increases (as a percent)	1.40%	1.20%	1.40%	2.00%
Defined benefit pension plans - Switzerland, annuity section | Minimum
Defined benefit plan, Disclosure
Employee contributions (as a percent)		9.00%
Group's contribution as a percentage of employees' contribution		200.00%
Defined benefit pension plans - Switzerland, annuity section | Maximum
Defined benefit plan, Disclosure
Employee contributions (as a percent)		12.50%
Defined benefit pension plans - Switzerland, saving section
Defined benefit plan, Disclosure
Employee contributions, number of contribution levels		3
Defined benefit pension plans - Switzerland, saving section | Minimum
Defined benefit plan, Disclosure
Employee contributions (as a percent)		5.00%
Employer contributions (as a percent)		7.50%
Defined benefit pension plans - Switzerland, saving section | Maximum
Defined benefit plan, Disclosure
Employee contributions (as a percent)		14.00%
Employer contributions (as a percent)		25.00%
Defined benefit pension plans - International
Total pension costs (CHF million)
Service costs on benefit obligation		30	33	30
Interest costs on benefit obligation		127	123	134
Expected return on plan assets		(164)	(160)	(163)
Amortization of recognized prior service cost/(credit)		(1)	0	1
Amortization of recognized actuarial losses/(gains)		74	51	36
Net periodic pension costs		66	47	38
Settlement losses/(gains)		0	0	(2)
Curtailment losses/(gains)		0	0	0
Special termination benefits		0	0	0
Total pension costs		66	47	36
PBO (CHF million)
Beginning of the measurement period		2,675	2,373
Plan participant contributions		0	0
Service costs		30	33	30
Interest costs		127	123	134
Plan amendments		0	(2)
Settlements		0	(1)
Curtailments		(12)	1
Special termination benefits		1	4
Actuarial losses/(gains)		70	199
Plans removed		(6)	0
Benefit payments		(103)	(56)
Exchange rate losses/(gains)		(9)	1
End of the measurement period	2,675	2,773	2,675	2,373
Fair value of plan assets (CHF million)
Beginning of the measurement period		2,586	2,121
Actual return on plan assets		234	485
Employer contributions		158	33
Plan participant contributions		0	0
Settlements		0	(1)
Benefit payments		(103)	(56)
Exchange rate gains/(losses)		18	4
End of the measurement period	2,586	2,893	2,586	2,121
Funded status recognized (CHF million)
Funded status of the plan - overfunded/(underfunded)	(89)	120	(89)
Total funded status recognized in the consolidated balance sheet at December 31	(89)	120	(89)
Total amount recognized (CHF million)
Noncurrent assets	498	695	498
Current liabilities	(8)	(7)	(8)
Noncurrent liabilities	(579)	(568)	(579)
Total amount recognized in the consolidated balance sheet at December 31	(89)	120	(89)
ABO (CHF million)
End of the measurement period	2,584	2,714	2,584
Net benefit pension cost (%)
Discount rate (as a percent)		4.80%	5.50%	6.00%
Salary increases (as a percent)		4.00%	4.20%	4.30%
Expected long-term rate of return on plan assets (as a percent)		6.40%	7.30%	7.20%
Benefit obligation (%)
Discount rate (as a percent)	4.80%	4.50%	4.80%	5.50%
Salary increases (as a percent)	4.00%	4.00%	4.00%	4.20%
Other post-retirement defined benefit plans
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(55)	(53)	(55)
Prior service credit/(cost)	4	3	4
Total	(51)	(50)	(51)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross		(10)	(15)
Actuarial gains/(losses), Tax		4	6
Actuarial gains/(losses), Net		(6)	(9)
Prior service credit/(cost), Gross		0	0
Prior service credit/(cost), Tax		0	0
Prior service credit/(cost), Net		0	0
Amortization of actuarial losses/(gains), Gross		13	9
Amortization of actuarial losses/(gains), Tax		(5)	(4)
Amortization of actuarial losses/ (gains), Net		8	5
Amortization of prior service cost/(credit), Gross		(2)	(2)
Amortization of prior service cost/(credit), Tax		1	1
Amortization of prior service cost/(credit), Net		(1)	(1)
Immediate recognition due to curtailment/settlement, Gross		0	0
Immediate recognition due to curtailment/settlement, Tax		0	0
Immediate recognition due to curtailment/settlement, Net		0	0
Total amounts recognized in other comprehensive income, Gross		1	(8)
Total amounts recognized in other comprehensive income, Tax		0	3
Total amounts recognized in other comprehensive income, Net		1	(5)
Amounts in AOCI, net of tax, expected to be amortized in the next fiscal year
Amortization of actuarial losses/(gains)		7
Amortization of prior service cost/(credit)		0
Total		7
Other post-retirement defined benefit plans - International
Total pension costs (CHF million)
Service costs on benefit obligation		1	0	1
Interest costs on benefit obligation		8	7	9
Expected return on plan assets		0	0	0
Amortization of recognized prior service cost/(credit)		(2)	(2)	(2)
Amortization of recognized actuarial losses/(gains)		13	9	6
Net periodic pension costs		20	14	14
Settlement losses/(gains)		0	0	0
Curtailment losses/(gains)		0	0	0
Special termination benefits		0	0	0
Total pension costs		20	14	14
PBO (CHF million)
Beginning of the measurement period		174	160
Plan participant contributions		0	0
Service costs		1	0	1
Interest costs		8	7	9
Plan amendments		0	0
Settlements		0	0
Curtailments		0	0
Special termination benefits		0	0
Actuarial losses/(gains)		10	15
Plans removed		0	0
Benefit payments		(8)	(8)
Exchange rate losses/(gains)		(5)	0
End of the measurement period	174	180	174	160
Fair value of plan assets (CHF million)
Beginning of the measurement period		0	0
Actual return on plan assets		0	0
Employer contributions		8	8
Plan participant contributions		0	0
Settlements		0	0
Benefit payments		(8)	(8)
Exchange rate gains/(losses)		0	0
End of the measurement period	0	0	0	0
Funded status recognized (CHF million)
Funded status of the plan - overfunded/(underfunded)	(174)	(180)	(174)
Total funded status recognized in the consolidated balance sheet at December 31	(174)	(180)	(174)
Total amount recognized (CHF million)
Noncurrent assets	0	0	0
Current liabilities	(8)	(8)	(8)
Noncurrent liabilities	(166)	(172)	(166)
Total amount recognized in the consolidated balance sheet at December 31	(174)	(180)	(174)
ABO (CHF million)
End of the measurement period	0	0	0
Contributions disclosures
Contribution to be made by the entity in next fiscal year		8
Net benefit pension cost (%)
Discount rate (as a percent)		4.70%	5.50%	6.10%
Benefit obligation (%)
Discount rate (as a percent)	4.70%	4.30%	4.70%	5.50%
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)		9.00%	9.00%	9.75%
Weighted-average rate of health care benefit decrease (as a percent)		5.00%
Increase in post-retirement expenses due 1% increase in health care cost trend rate assumption		1.4	1.3	1.5
Increase in accumulated post-retirement defined benefit obligation due 1% increase in health care cost trend rate assumption		27	23	26
Decrease in post-retirement expenses due to 1% decrease in health care cost trend rate assumption		1.1	1.1	1.2
Decrease in post-retirement defined benefit obligation due to 1% decrease in health care cost trend rate assumption		22	19	21
Bank
Total pension costs (CHF million)
Total pension costs		86	61	50
Funded status recognized (CHF million)
Funded status of the plan - overfunded/(underfunded)	263	60	263
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(729)	(670)	(729)
Prior service credit/(cost)	4	3	4
Total	(725)	(667)	(725)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Tax		30	29	(46)
Actuarial gains/(losses), Net		(6)	103
Amortization of actuarial losses/ (gains), Net		55	39
Amortization of prior service cost/(credit), Net		(1)	(1)
Immediate recognition due to curtailment/settlement, Net		10
Total amounts recognized in other comprehensive income, Net		58	141
Bank | Defined benefit pension plans - Switzerland
Total pension costs (CHF million)
Entity's calculated amortization		88	96	98
Entity's calculated reduction compared to group plan contribution		197	476	472
PBO (CHF million)
Entity contribution to the group plan (as a percent)		95.00%
Funded status recognized (CHF million)
Bank's calculated share in total overfunding/(under)funding of the Group plan on an PBO basis	(323)	42	(323)
ABO (CHF million)
Funded status of the plan - overfunded/(underfunded), basis ABO	137	519	137
Contributions disclosures
Contributions by the entity to the group plan		403
Bank | Defined benefit pension plans - Switzerland, annuity section | Minimum
Defined benefit plan, Disclosure
Group's contribution as a percentage of employees' contribution		200.00%
Bank | Defined benefit pension plans - Switzerland, saving section | Minimum
Defined benefit plan, Disclosure
Employer contributions (as a percent)		7.50%
Bank | Defined benefit pension plans - Switzerland, saving section | Maximum
Defined benefit plan, Disclosure
Employer contributions (as a percent)		25.00%
Bank | Defined benefit pension plans - International
Total pension costs (CHF million)
Service costs on benefit obligation		30	33	30
Interest costs on benefit obligation		127	123	134
Expected return on plan assets		(164)	(160)	(163)
Amortization of recognized prior service cost/(credit)		(1)	0	1
Amortization of recognized actuarial losses/(gains)		74	51	36
Net periodic pension costs		66	47	38
Settlement losses/(gains)		0	0	(2)
PBO (CHF million)
Beginning of the measurement period		2,675	2,373
Service costs		30	33	30
Interest costs		127	123	134
Plan amendments		0	(2)
Settlements		0	(1)
Curtailments		(12)	1
Special termination benefits		1	4
Actuarial losses/(gains)		70	199
Plans removed		(6)	0
Benefit payments		(103)	(56)
Exchange rate losses/(gains)		(9)	1
End of the measurement period	2,675	2,773	2,675	2,373
Fair value of plan assets (CHF million)
Beginning of the measurement period		2,586	2,121
Actual return on plan assets		234	485
Employer contributions		158	33
Settlements		0	(1)
Benefit payments		(103)	(56)
Exchange rate gains/(losses)		18	4
End of the measurement period	2,586	2,893	2,586	2,121
Funded status recognized (CHF million)
Funded status of the plan - overfunded/(underfunded)	(89)	120	(89)
Total funded status recognized in the consolidated balance sheet at December 31	(89)	120	(89)
Total amount recognized (CHF million)
Noncurrent assets	498	695	498
Current liabilities	(8)	(7)	(8)
Noncurrent liabilities	(579)	(568)	(579)
Total amount recognized in the consolidated balance sheet at December 31	(89)	120	(89)
ABO (CHF million)
End of the measurement period	2,584	2,714	2,584
Contributions disclosures
Contribution to be made by the entity in next fiscal year		47
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(674)	(617)	(674)
Prior service credit/(cost)	0	0	0
Total	(674)	(617)	(674)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross		0	126
Actuarial gains/(losses), Tax		0	(14)
Actuarial gains/(losses), Net		0	112
Amortization of actuarial losses/(gains), Gross		74	51
Amortization of actuarial losses/(gains), Tax		(27)	(17)
Amortization of actuarial losses/ (gains), Net		47	34
Amortization of prior service cost/(credit), Gross		(1)	0
Amortization of prior service cost/(credit), Tax		1	0
Amortization of prior service cost/(credit), Net		0	0
Immediate recognition due to curtailment/settlement, Gross		12
Immediate recognition due to curtailment/settlement, Tax		(2)
Immediate recognition due to curtailment/settlement, Net		10
Total amounts recognized in other comprehensive income, Gross		85	177
Total amounts recognized in other comprehensive income, Tax		(28)	(31)
Total amounts recognized in other comprehensive income, Net		57	146
Amounts in AOCI, net of tax, expected to be amortized in the next fiscal year
Amortization of actuarial losses/(gains)		47
Total		47
Net benefit pension cost (%)
Discount rate (as a percent)		4.80%	5.50%	6.00%
Salary increases (as a percent)		4.00%	4.20%	4.30%
Expected long-term rate of return on plan assets (as a percent)		6.40%	7.30%	7.20%
Benefit obligation (%)
Discount rate (as a percent)	4.80%	4.50%	4.80%	5.50%
Salary increases (as a percent)	4.00%	4.00%	4.00%	4.20%
Bank | Other post-retirement defined benefit plans - International
Total pension costs (CHF million)
Service costs on benefit obligation		1	0	1
Interest costs on benefit obligation		8	7	9
Expected return on plan assets		0	0	0
Amortization of recognized prior service cost/(credit)		(2)	(2)	(2)
Amortization of recognized actuarial losses/(gains)		13	9	6
Net periodic pension costs		20	14	14
Settlement losses/(gains)		0	0	0
PBO (CHF million)
Beginning of the measurement period		174	160
Service costs		1	0	1
Interest costs		8	7	9
Plan amendments		0	0
Settlements		0	0
Curtailments		0	0
Special termination benefits		0	0
Actuarial losses/(gains)		10	15
Plans removed		0	0
Benefit payments		(8)	(8)
Exchange rate losses/(gains)		(5)	0
End of the measurement period	174	180	174	160
Fair value of plan assets (CHF million)
Beginning of the measurement period		0	0
Actual return on plan assets		0	0
Employer contributions		8	8
Settlements		0	0
Benefit payments		(8)	(8)
Exchange rate gains/(losses)		0	0
End of the measurement period	0	0	0	0
Funded status recognized (CHF million)
Funded status of the plan - overfunded/(underfunded)	(174)	(180)	(174)
Total funded status recognized in the consolidated balance sheet at December 31	(174)	(180)	(174)
Total amount recognized (CHF million)
Noncurrent assets	0	0	0
Current liabilities	(8)	(8)	(8)
Noncurrent liabilities	(166)	(172)	(166)
Total amount recognized in the consolidated balance sheet at December 31	(174)	(180)	(174)
ABO (CHF million)
End of the measurement period	0	0	0
Contributions disclosures
Contribution to be made by the entity in next fiscal year		8
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(55)	(53)	(55)
Prior service credit/(cost)	4	3	4
Total	(51)	(50)	(51)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross		(10)	(15)
Actuarial gains/(losses), Tax		4	6
Actuarial gains/(losses), Net		(6)	(9)
Amortization of actuarial losses/(gains), Gross		13	9
Amortization of actuarial losses/(gains), Tax		(5)	(4)
Amortization of actuarial losses/ (gains), Net		8	5
Amortization of prior service cost/(credit), Gross		(2)	(2)
Amortization of prior service cost/(credit), Tax		1	1
Amortization of prior service cost/(credit), Net		(1)	(1)
Immediate recognition due to curtailment/settlement, Gross		0
Immediate recognition due to curtailment/settlement, Tax		0
Immediate recognition due to curtailment/settlement, Net		0
Total amounts recognized in other comprehensive income, Gross		1	(8)
Total amounts recognized in other comprehensive income, Tax		0	3
Total amounts recognized in other comprehensive income, Net		1	(5)
Amounts in AOCI, net of tax, expected to be amortized in the next fiscal year
Amortization of actuarial losses/(gains)		7
Total		7
Net benefit pension cost (%)
Discount rate (as a percent)		4.70%	5.50%	6.10%
Benefit obligation (%)
Discount rate (as a percent)	4.70%	4.30%	4.70%	5.50%
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)		9.00%	9.00%	9.75%
Weighted-average rate of health care benefit decrease (as a percent)		5.00%
Increase in post-retirement expenses due 1% increase in health care cost trend rate assumption		1.4	1.3	1.5
Increase in accumulated post-retirement defined benefit obligation due 1% increase in health care cost trend rate assumption		27	23	26
Decrease in post-retirement expenses due to 1% decrease in health care cost trend rate assumption		1.1	1.1	1.2
Decrease in post-retirement defined benefit obligation due to 1% decrease in health care cost trend rate assumption		22	19	21